Employee Benefit Plans (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Stock Awards
Outstanding at beginning of year	62,700	0
Granted	8,400	62,700
Outstanding at year end	71,100	62,700
Weighted Average Price Per Share
Outstanding at beginning of year	$ 16.72	$ 0
Grants	17.57	16.72
Outstanding at year end	$ 16.82	$ 16.72
Stock Awards
Vested shares at year end			15,644	3,880
Unvested shares at year end			55,456	58,820
Total outstanding shares at year end	62,700	62,700	71,100	62,700
Vested shares at year end - Weighted Average Price Per Share			$ 16.72	$ 16.72
Unvested shares at year end - Weighted Average Price Per Share			$ 16.85	$ 16.72